Equity - Schedule of Shares Outstanding (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2025
Schedule of Shares Outstanding [Line Items]
Former Coincheck shareholders, Ordinary share capital	¥ 213		¥ 213
Issuance of shares, Ordinary share capital	¥ 1,077
Total Ordinary Shares Issued and Outstanding, Number of shares	130,814,526	122,587,617
Total Ordinary Shares Issued and Outstanding, Ordinary share capital	¥ 213	¥ 196
Former Coincheck shareholders [Member]
Schedule of Shares Outstanding [Line Items]
Former Coincheck shareholders, Number of shares	122,587,617	122,587,617
Former Coincheck shareholders, Ordinary share capital	¥ 196	¥ 196
Issuance of shares in Reverse Recapitalization [Member]
Schedule of Shares Outstanding [Line Items]
Issuance of shares, Number of shares	7,115,459
Issuance of shares, Ordinary share capital	¥ 15
Issuance of shares in business acquisition [Member]
Schedule of Shares Outstanding [Line Items]
Issuance of shares, Number of shares	1,111,450
Issuance of shares, Ordinary share capital	¥ 2